Rule 497(e)
                                      Registration Nos. 333-168727 and 811-22452


                            FIRST TRUST SERIES FUND

                FIRST TRUST PREFERRED SECURITIES AND INCOME FUND
                                      AND
                  FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND
                  (EACH A "FUND" AND COLLECTIVELY THE "FUNDS")

                        SUPPLEMENT DATED MARCH 18, 2013

        TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 MARCH 1, 2013

      1. Notwithstanding anything to the contrary in the prospectus, the section entitled "Annual Fund Operating Expenses" in the prospectus relating to the First Trust Preferred Securities and Income Fund is replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
                                                          Class A      Class C(1)    Class F      Class I      Class R3
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
Management Fee                                             0.80%        0.80%         0.80%        0.80%        0.80%
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
Distribution and Service (12b-1) Fees                      0.25%        1.00%         0.15%         --%          0.50%
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
Other Expenses                                             0.78%        0.86%         2.76%        0.66%        10.21%
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
Total Annual Fund Operating Expenses                       1.83%        2.66%         3.71%        1.46%        11.51%
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
Fee Waivers and Expense Reimbursements(2)                 (0.43%)      (0.51%)       (2.41%)      (0.31%)      (9.86%)
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------
Total Annual Fund Operating Expenses After Fee Waivers
and Expense Reimbursements                                 1.40%        2.15%         1.30%        1.15%        1.65%
------------------------------------------------------- ------------ ------------- ------------ ------------ -------------

1 The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2 The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.15% of the average daily net assets of any class of Fund shares through February 28, 2014. Total Annual Fund Operating Expenses will not exceed 1.50% from March 1, 2014 through February 28, 2023. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Fund.


Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until February 28, 2014 and then will not exceed 1.50% from March 1, 2014 until February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------- ----------------------------------------------- -----------------------------------------------
                                             REDEMPTION                                    NO REDEMPTION
-------------------------- ----------------------------------------------- -----------------------------------------------
SHARE CLASS                    A         C         F        I       R3        A         C         F         I       R3
-------------------------- ---------- --------- -------- -------- -------- --------- --------- --------- -------- --------
1 YEAR                          $586      $318     $132     $117     $168      $586      $218      $132     $117     $168
-------------------------- ---------- --------- -------- -------- -------- --------- --------- --------- -------- --------
3 YEARS                          932       734      474      421      582       932       734       474      421      582
-------------------------- ---------- --------- -------- -------- -------- --------- --------- --------- -------- --------
5 YEARS                        1,314     1,288      853      758    1,034     1,314     1,288       853      758    1,034
-------------------------- ---------- --------- -------- -------- -------- --------- --------- --------- -------- --------
10 YEARS                       2,382     2,800    1,915    1,710    2,289     2,382     2,800     1,915    1,710    2,289
-------------------------- ---------- --------- -------- -------- -------- --------- --------- --------- -------- --------

      2. Notwithstanding anything to the contrary in the prospectus, the inception date for the Merrill Lynch Fixed Rate Preferred Stock Index as listed under the section entitled "Average Annual Total Returns for the Fund for the Periods Ended December 31, 2012," relating to the First Trust Preferred Securities and Income Fund, is 1/11/2011.

      3. Notwithstanding anything to the contrary in the prospectus, the section entitled "Annual Fund Operating Expenses" in the prospectus relating to the First Trust/Confluence Small Cap Value Fund is replaced in its entirety with the following:

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

---------------------------------------------------------- -------------- -------------- -------------- ------------------
                                                              Class A       Class C(1)      Class I         Class R3
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Management Fee                                                 1.00%          1.00%          1.00%            1.00%
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Distribution and Service (12b-1) Fees                          0.25%          1.00%           --%              0.50%
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Other Expenses                                                22.69%         24.69%         40.80%          2,715.94%
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Acquired Fund Fees and Expenses                                0.28%          0.28%          0.28%            0.28%
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Total Annual Fund Operating Expenses                          24.22%         26.97%         42.08%          2,717.72%
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Fee Waivers and Expense Reimbursements(2)                    (22.34%)       (24.34%)       (40.45%)        (2,715.59%)
---------------------------------------------------------- -------------- -------------- -------------- ------------------
Total Annual Fund Operating Expenses After Fee Waivers
and Expense Reimbursements                                     1.88%          2.63%          1.63%            2.13%
---------------------------------------------------------- -------------- -------------- -------------- ------------------

1 The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.

2 The investment advisor and sub-advisor have agreed to waive fees and reimburse expenses through February 28, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.35% of the average daily net assets of any class of Fund shares through February 28, 2014. Total Annual Fund Operating Expenses will not exceed 1.70% from March 1, 2014 through February 28, 2023. Expense limitations may be terminated or modified prior to their expiration only with the approval of the Board of Trustees of the Fund.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's annual operating expenses remain at current levels until February 28, 2014 and then will not exceed 1.70% from March 1, 2014 until February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------ --------------------------------------------- ---------------------------------------------
                                                REDEMPTION                                  NO REDEMPTION
------------------------------ --------------------------------------------- ---------------------------------------------
SHARE CLASS                         A           C         I          R3          A           C          I          R3
------------------------------ ------------ ---------- --------- ----------- ----------- ---------- ----------- ----------
1 YEAR                                $730       $366      $166        $216        $730       $266        $166       $216
------------------------------ ------------ ---------- --------- ----------- ----------- ---------- ----------- ----------
3 YEARS                              1,166        877       576         728       1,166        877         576        728
------------------------------ ------------ ---------- --------- ----------- ----------- ---------- ----------- ----------
5 YEARS                              1,639      1,526     1,024       1,278       1,639      1,526       1,024      1,278
------------------------------ ------------ ---------- --------- ----------- ----------- ---------- ----------- ----------
10 YEARS                             2,939      3,266     2,268       2,780       2,939      3,266       2,268      2,780
------------------------------ ------------ ---------- --------- ----------- ----------- ---------- ----------- ----------

      4. Notwithstanding anything to the contrary in the prospectus, the inception date for Class C shares of the First Trust/Confluence Small Cap Value Fund as listed under the section entitled "Average Annual Total Returns for the Fund for the Periods Ended December 31, 2012" is 3/2/2011.

      5. Notwithstanding anything to the contrary in the prospectus, the second paragraph in the section entitled "Management Fees" in the prospectus relating to the Funds is replaced in its entirety with the following:


Each Fund pays for its own operating expenses such as custodial, transfer agent, administrative, accounting and legal fees; brokerage commissions; distribution and service fees; extraordinary expenses; and its portion of the Trust's operating expenses. First Trust and each Sub-Advisor have agreed to limit fees and/or pay expenses to the extent necessary through February 28, 2014, to prevent each Fund's operating expenses (excluding 12b-1 distribution and service fees, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) from exceeding 1.15% of the average daily net assets of any class of shares of the Preferred Fund and 1.35% of the average daily net assets of any class of shares of the Small Cap Fund. From March 1, 2014 through February 28, 2023, Fund operating expenses will not exceed 1.50% of the average daily net assets of any class of shares of the Preferred Fund and 1.70% of the average daily net assets of any class of shares of the Small Cap Fund. Expenses borne by First Trust and each Sub-Advisor are subject to reimbursement by such Fund for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by such Fund at any time if it would result in the Fund's expenses exceeding the expense limitation in effect at the time the fee was waived or expense was borne by First Trust and the Sub-Advisor.

      6. Notwithstanding anything to the contrary in the statement of additional information, the fifth paragraph in the section entitled "Investment Advisor" in the statement of additional information relating to the Funds is replaced in its entirety with the following:

      Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until a Fund's Expense Cap Termination Date set forth below, First Trust and the applicable Sub-Advisor have agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding 12b-1 distribution and service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) from exceeding 1.15% of average daily net assets of any class of Shares of First Trust Preferred Securities and Income Fund, and 1.35% of average daily net assets of any class of Shares of the First Trust/Confluence Small Cap Value Fund (the "Expense Cap") until February 28, 2014 (the "Expense Cap Termination Date"). Expenses borne and fees waived by First Trust and the Sub-Advisors are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding its Expense Cap in place at the time the expense was borne or the fee was waived by First Trust and the Sub-Advisor.


         PLEASE KEEP THIS WITH YOUR FUND'S PROSPECTUS AND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE